Financial Assets and Liabilities - Schedule of Financial assets and Liabilities (Detail) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Financial assets by category
Cash and cash equivalents	€ 501,281	€ 444,767	€ 755,643	€ 446,267
Total financial assets	610,326	758,741
Classified in the statement of financial position
Non-current assets	1,984	9,412
Current assets	608,342	749,329
Total financial assets	610,326	758,741
Borrowings
Convertible senior notes	399,900
Derivative liabilities	116,768	157,950
Total financial liabilities	753,587	767,359
Classified in the statement of financial position
Non-current liabilities	596,756	640,907
Current liabilities	156,831	126,452
Total financial liabilities	753,587	767,359
Financial liabilities at amortised cost, class [member]
Borrowings
Convertible senior notes	399,880	399,186
Lease liabilities	105,501	109,191
Trade payables and accrued expenses	131,438	101,032
Financial liabilities measured at amortized cost	636,819	609,409
Total financial liabilities	636,819
Classified in the statement of financial position
Total financial liabilities	636,819
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Borrowings
Financial liabilities measured at fair value through profit or loss	116,768	157,950
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	16,121	11,910
Other receivables	8,464	3,884
Marketable Securities	84,460	298,180
Cash and cash equivalents	501,281	444,767
Financial assets measured at amortized cost	€ 610,326	€ 758,741